UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street
New York, NY  10055
(Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

SEMI-ANNUAL REPORT
JUNE 30, 2013

A mutual fund that invests
in common stocks of
growth-oriented companies.

Item 1. Reports to Stockholders.

THE WALL STREET FUND, INC.
SHAREHOLDER LETTER

Dear Shareholders,

Your fund net asset value change reflects a positive return of +13.52% for the first half of the calendar year.  For comparison purposes, the S&P 500 total return was +13.82%, and the Russell 1000 was +12.76%.

The five best performing investments held by the fund for the entire six-month period are: Celgene Corp., +49.0%; Western Digital Corp., +46.1%; Actavis Inc., +41.7%; Gilead Sciences Inc., +39.6%; and Blackstone Group, +37.9%.

We believe rewards may overcome risk in the next 3 to 5 years.  This is partially due to the simple mathematics of compounding, which favors equity investing; e.g., a company growing at 7% should provide a return (for illustration purposes), all things constant, as follows:

Year	Value
0	$100.00
1	$107.00
2	$114.49
3	$122.50
4	$131.10
5	$140.26

In this simple example, a 7% growth in 5 years would be worth $140.26 (not $135, the simple product of 7% x 5 years).  In the real world, the sequencing tends to get overdone or underdone for a variety of analytical and natural reasons.

Anecdotal evidence suggests a continuation of a muddling through, sub-par growth economy but stable, with the U.S. remaining the preeminent land of opportunity when balanced against the geopolitical risks and uncertainties around the world.  Our consistent legal framework, absence of cross-border restrictions by states, solid communication, financial and transport infrastructure, a large, innovative, entrepreneurial and skilled labor force and natural resources, etc. shows up in a recent survey of company executives indicating that the U.S. is the most desirable place for foreign investments.  Hard evidence of modestly improving (but not robust) economic activity is apparent in retail, autos, housing, U.S. manufacturing and transportation data.

While ebullience would be inappropriate, a growing belief that good things can happen is not.  For instance, we may be seeing a historic upward shift in corporate margins, which would tend to continue to enhance the attractiveness of equities.  This letter attempts to focus ideas on longer term considerations and reduce the anxiety level pandered to by the short-term media mindset.

Should you have any questions, please do not hesitate to call.

August 6, 2013

Sincerely,

Robert P. Morse
President

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Opinions expressed as those of the fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in small and midcapitalization companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

You cannot invest directly in an index.

The Wall Street Fund, Inc. is distributed by Quasar Distributors, LLC.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.9%

Aerospace – 1.1%
United Technologies Corp.	8,000	$743,520

Beverages – 2.3%
Beam, Inc.	25,000	1,577,750

Biotechnology – 4.4%
Alexion Pharmaceuticals, Inc. (a)	6,000	553,440
Celgene Corp. (a)	10,000	1,169,100
Gilead Sciences, Inc. (a)	25,000	1,280,250
		3,002,790

Building & Construction – 2.4%
D.R. Horton, Inc.	77,000	1,638,560

Chemicals – 2.4%
Celanese Corp.	37,000	1,657,600

Containers & Packaging – 1.9%
Rock-Tenn Co.	13,500	1,348,380

Diversified – 1.1%
3M Co.	7,000	765,450

Drugs – 2.4%
Actavis, Inc. (a)	5,000	631,100
Allergan, Inc.	12,000	1,010,880
		1,641,980

Electrical Equipment – 1.2%
Roper Industries, Inc.	6,500	807,430

Energy – 6.1%
Chevron Corp.	12,000	1,420,080
Marathon Oil Corp.	46,000	1,590,680
Whiting Petroleum Corp. (a)	7,500	345,675
Williams Companies, Inc.	26,000	844,220
		4,200,655

Energy Equipment & Services – 4.2%
Noble Corp. (b)	44,000	1,653,520
Schlumberger Ltd. (b)	17,000	1,218,220
		2,871,740
Financial Services – 8.3%
American Express Co.	26,000	1,943,760
Mastercard, Inc.	3,400	1,953,300
The Blackstone Group LP	85,000	1,790,100
		5,687,160

Food Services – 1.6%
Yum Brands, Inc.	16,000	1,109,440

Forest Products – 2.1%
Weyerhaeuser Co. – REIT	50,000	1,424,500

Health Care Services – 2.7%
UnitedHealth Group, Inc.	28,000	1,833,440

Insurance – 2.2%
ACE Ltd. (b)	17,000	1,521,160

Leisure – 2.5%
Las Vegas Sands Corp.	11,000	582,230
Polaris Industries, Inc.	12,000	1,140,000
		1,722,230

Machinery – 1.3%
Cummins, Inc.	8,000	867,680

Media – 6.6%
AMC Networks, Inc. – Class A (a)	10,000	654,100
DIRECTV (a)	34,000	2,095,080
Walt Disney Co.	28,000	1,768,200
		4,517,380

Office Equipment – 4.7%
Apple, Inc.	2,050	811,964
Western Digital Corp.	39,000	2,421,510
		3,233,474

Retail – 2.5%
TJX Companies, Inc.	34,000	1,702,040

Semiconductors – 4.6%
Intel Corp.	42,000	1,017,240
KLA-Tencor Corp.	3,000	167,190
NXP Semiconductors NV (a)(b)	65,000	2,013,700
		3,198,130

Services – 8.3%
Accenture PLC – Class A (b)	22,000	1,583,120
Amazon.com, Inc. (a)	5,700	1,582,833
Demand Media, Inc. (a)	60,000	360,000
Google, Inc. – Class A (a)	2,500	2,200,925
		5,726,878

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.9% (continued)

Software – 4.7%
Ansys, Inc. (a)	9,000	$657,900
Microsoft Corp.	35,000	1,208,550
Oracle Corp.	45,000	1,382,400
		3,248,850

Specialty Retail – 9.5%
AutoNation, Inc. (a)	6,000	260,340
AutoZone, Inc. (a)	4,500	1,906,605
Home Depot, Inc.	25,000	1,936,750
Michael Kors Holdings Ltd. (a)(b)	25,000	1,550,500
VF Corp.	4,500	868,770
		6,522,965

Telecommunications – 3.7%
American Tower Corp. – REIT	18,000	1,317,060
QUALCOMM, Inc.	20,000	1,221,600
		2,538,660

Transportation – 4.1%
J.B. Hunt Transport Services, Inc.	13,500	975,240
Union Pacific Corp.	12,000	1,851,360
		2,826,600

TOTAL COMMON STOCKS
(Cost $53,002,459)		67,936,442

SHORT-TERM INVESTMENT – 2.1%

Money Market Fund – 2.1%
First American Prime Obligations
Fund, Class Z, 0.000% (c)	1,407,681	1,407,681

TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,407,681)		1,407,681

TOTAL INVESTMENTS
(Cost $54,410,140) – 101.0%		69,344,123
Liabilities in Excess
of Other Assets – (1.0)%		(665,691)

TOTAL NET
ASSETS – 100.0%		$68,678,432

Percentages are stated as a percent of net assets.
(a)	Non-income producing security
(b)	Foreign Domiciled
(c)	Variable Rate Security – the rate shown is the annualized seven-day effective yield as of June 30, 2013.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

ASSETS:
Investments, at value (cost $54,410,140)	$69,344,123
Receivable for fund shares sold	123,201
Dividends receivable	28,204
Expense reimbursement due
from Adviser (Note 4)	6,447
Prepaid expenses	19,339
Total Assets	69,521,314

LIABILITIES:
Payable for investments purchased	734,565
Payable for fund shares redeemed	14,455
Investment advisory fee payable (Note 4)	28,236
Shareholder servicing fee
payable (Note 4)	14,118
Accrued expenses and other payables	51,508
Total Liabilities	842,882
NET ASSETS	$68,678,432

NET ASSETS CONSIST OF:
Capital stock	$54,319,322
Net unrealized appreciation on investments	14,933,983
Undistributed net investment income	138,671
Accumulated undistributed net realized
loss on investments	(713,544)
TOTAL NET ASSETS	$68,678,432

Shares outstanding (500,000,000 authorized,
$0.0001 par value)	6,150,286
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$11.17

THE WALL STREET FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividend income	$340,030
Total investment income	340,030

EXPENSES:
Investment advisor fees (Note 4)	156,809
Shareholder servicing fees (Note 4)	78,405
Administration and fund accounting fees	41,012
Transfer agent fees and expenses	17,782
Directors’ fees and expenses	16,884
Federal and state registration fees	15,704
Professional fees	13,291
Custody fees	8,087
Insurance expense	5,328
Reports to shareholders	3,156
Total expenses before
expense reimbursement	356,458
Expenses reimbursed by Adviser (Note 4)	(42,839)
Net expenses	313,619
NET INVESTMENT INCOME	26,411

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investment transactions	834,960
Change in unrealized appreciation
on investments	6,639,800
Net realized and unrealized gain
on investments	7,474,760
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$7,501,171

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2013	2012
	(Unaudited)
OPERATIONS:
Net investment income	$26,411	$157,369
Net realized gain (loss) on
investment transactions	834,960	(420,178)
Change in unrealized
appreciation on
investments	6,639,800	2,933,277
Net increase in net assets
resulting from operations	7,501,171	2,670,468

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	14,259,089	29,511,989
Cost of shares redeemed	(7,297,599)	(5,905,896)
Reinvested distributions	—	40,230
Net increase in net assets
resulting from capital
share transactions	6,961,490	23,646,323

DISTRIBUTIONS TO
SHAREHOLDERS FROM
NET INVESTMENT
INCOME	—	(151,834)

TOTAL INCREASE IN
NET ASSETS	14,462,661	26,164,957

NET ASSETS:
Beginning of period	54,215,771	28,050,814
End of period	$68,678,432	$54,215,771

UNDISTRIBUTED NET
INVESTMENT
INCOME	$138,671	$112,260

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (Unaudited)

1.	Organization
The Wall Street Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of common stocks.

2.Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period.  Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Fund’s investment adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Investments in open-end mutual funds (other than exchange-traded funds) are valued at their respective net asset values on the valuation date.  Short-term debt securities maturing within 60 days are valued at amortized cost.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under supervision of the Fund’s Board of Directors.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:

Level 1 –	Quoted prices in active markets for identical securities.

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  As of June 30, 2013, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Common
Stocks*	$67,936,442	$—	$—	$67,936,442
Short Term
Investments	1,407,681	—	—	1,407,681
Total
Investments	$69,344,123	$—	$—	$69,344,123

*	Please refer to the Schedule of Investments for further industry breakout.

Transfers between levels are recognized at the end of the reporting period.  During the six months ended June 30, 2013, the Fund did not have any transfers between valuation levels.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of  the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund is not subject to examination by U.S. federal tax authorities for any tax years before 2009.

(c) Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.Investment Transactions
The aggregate purchases and sales of securities for the six months ended June 30, 2013, excluding short-term investments, were $13,826,183 and $6,396,450, respectively.  There were no purchases or sales of long-term U.S. government securities.

4.Investment Adviser
Evercore Wealth Management, LLC (“EWM”) is the investment adviser to the Fund.  Certain officers and directors of the Fund are also officers and directors of the investment adviser.

The advisory agreement provides for advisory fees at an annual rate of 0.50% of the Fund’s average daily net assets.  Effective October 1, 2010, EWM has contractually agreed to reduce its fees and/or reimburse the Fund (excluding taxes, interest, brokerage fees, and extraordinary expenses) to the extent necessary to ensure that total annual Fund operating expenses do not exceed 1.00% of the Fund’s average daily net assets.  This agreement will continue in effect until April 30, 2014.  EWM has the right to recover any fee reductions and/or expense reimbursements made in the prior three fiscal years pursuant to this agreement, provided that after giving effect to such reimbursement, the Fund’s total annual operating expenses do not exceed 1.00% of average daily net assets in the year of reimbursement.  Accordingly, $29,207 of the expenses reimbursed by EWM during 2010 may be recovered through December 31, 2013, $120,711 of the expenses reimbursed by EWM during 2011 may be recovered through December 31, 2014, $135,338 of the expenses reimbursed by EWM during 2012 may be recovered through December 31, 2015, and $42,839 of the expenses reimbursed by EWM during the six months ended June 30, 2013 may be recovered through December 31, 2016.  The advisory

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2013 (Unaudited)

agreement provides for EWM to reimburse the Fund for any expenses (including the advisory fee, but excluding taxes, interest and brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Fund) over 2.00% of the first $10,000,000, 1.50% of the next $20,000,000 and 1.00% of any balance of the average daily net assets of the Fund.  The Fund is not obligated to reimburse EWM for any fees or expenses waived prior to October 1, 2010.  For the six months ended June 30, 2013, EWM received $156,809 in investment advisory fees and reimbursed Fund expenses of $42,839.

The Fund has a shareholder servicing agreement (a “Servicing Agreement”) with EWM pursuant to which EWM may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, EWM receives fees from the Fund at an annual rate of 0.25% of the Fund’s average daily net assets.  For the six months ended June 30, 2013, EWM received $78,405 in shareholder servicing fees.

5.Shares of Common Stock
Transactions in shares of common stock were as follows:

	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2013	2012
Shares Sold	1,330,786	2,988,709
Shares Redeemed	(689,827)	(604,502)
Shares Reinvested	—	4,169
Net Increase	640,959	2,388,376
Shares Outstanding:
Beginning of Period	5,509,327	3,120,951
End of Period	6,150,286	5,509,327

6.Tax Information
As of December 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Cost of Investments	$45,939,940
Gross unrealized appreciation	$8,527,147
Gross unrealized depreciation	(547,816)
Net unrealized appreciation	7,979,331
Undistributed ordinary income	112,260
Undistributed long-term capital gain	—
Total distributable earnings	112,260
Other accumulated losses	(1,233,652)
Total accumulated earnings	$6,857,939

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Ordinary Income	$151,834	$—
Long-term capital gains	$—	$—

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains.  At December 31, 2012, the Fund had a capital loss carryover of $909,180, which, if not offset by future capital gains, will expire on December 31, 2017.  Any future capital losses will be permitted to be carried over for an unlimited period, however, any losses incurred during those future taxable years will be required to be utilized prior to the Fund’s current capital loss carryover balance.  As a result, current capital loss carryovers may be more likely to expire unused.  During the year ended December 31, 2012, the Fund utilized $126,828 of its outstanding capital loss carryover.  The Fund intends to defer and treat $324,472 of post-October losses incurred during the year ended December 31, 2012 as arising in the year ended December 31, 2013.

7.Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period.

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$9.84	$8.99	$8.93	$7.76	$5.79	$9.88	$8.78	$8.42	$7.83	$7.30	$4.87
Income from investment operations:
Net investment income (loss)(1)	—	0.01	0.04	(0.01)	(0.02)	(0.02)	(0.03)	(0.05)	(0.05)	(0.04)	(0.07)
Net realized and unrealized
gains (losses) on investments	1.33	0.87	0.02	1.18	1.99	(4.01)	1.51	0.51	0.64	0.57	2.50
Total from
investment operations	1.33	0.88	0.06	1.17	1.97	(4.03)	1.48	0.46	0.59	0.53	2.43
Less distributions:
Distributions from net
investment income	—	(0.03)	—	—	—	—	—	—	—	—	—
Distributions from net realized
gains on investments	—	—	—	—	—	(0.06)	(0.38)	(0.10)	—	—	—
Total distributions	—	(0.03)	—	—	—	(0.06)	(0.38)	(0.10)	—	—	—
Net asset value,
end of period	$11.17	$9.84	$8.99	$8.93	$7.76	$5.79	$9.88	$8.78	$8.42	$7.83	$7.30
Total return	13.52%	9.77%	0.67%	15.08%	34.02%	(41.02)%	16.92%	5.42%	7.54%	7.26%	49.90%
Supplemental data and ratios:
Net assets, end of period (000’s)	$68,678	$54,216	$28,051	$20,394	$12,209	$10,594	$19,310	$17,351	$17,470	$17,512	$17,368
Ratio of operating expenses to
average net assets,
before reimbursements	1.14%	1.32%	1.47%	2.08%	1.98%	1.76%	1.60%	1.71%	1.71%	1.74%	1.92%
Ratio of operating expenses to
average net assets,
net of reimbursement	1.00%	1.00%	1.00%	1.63%	1.95%	1.76%	1.60%	1.71%	1.71%	1.74%	1.85%
Ratio of net investment income
(loss) to average net assets,
before reimbursements	(0.05)%	0.05%	(0.04)%	(0.64)%	(0.34)%	(0.22)%	(0.34)%	(0.56)%	(0.69)%	(0.60)%	(1.23)%
Ratio of net investment income
(loss) to average net assets,
net of reimbursement	0.09%	0.37%	0.43%	(0.19)%	(0.31)%	(0.22)%	(0.34)%	(0.56)%	(0.69)%	(0.60)%	(1.16)%
Portfolio turnover rate	10.31%	84.10%	88.29%	42.58%	49.44%	58.78%	65.26%	94.41%	115.90%	149.32%	94.46%

(1)	Net investment gain (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period(1)
	Value	Value	1/1/13 –
	1/1/13	6/30/13	6/30/13

Actual(2)	$1,000.00	$1,135.20	$5.29

Hypothetical (5% return
before expenses)	1,000.00	1,019.84	5.01

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/365 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended June 30, 2013 of 13.52%.

THE WALL STREET FUND, INC.
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2013 (Unaudited)

ADDITIONAL INFORMATION
June 30, 2013 (Unaudited)

Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.evercorewealthfunds.com on a monthly basis.

APPROVAL OF THE CONTINUATION OF THE INVESTMENT ADVISORY AGREEMENT

On February 26, 2013, the Board of Directors, including each of the Independent Directors, of The Wall Street Fund, Inc. approved the continuation of the investment advisory agreement (the “Advisory Agreement”) with Evercore Wealth Management, LLC (“EWM” or the “Adviser”).  In the course of their review, the Board considered its fiduciary responsibilities with regard to all factors deemed to be relevant in determining whether to approve the continuation of the Advisory Agreement, including the following: (1) the nature, extent, and quality of the services provided by EWM, including the performance of the Fund and EWM; (2) the extent to which EWM realizes economies of scale as the Fund grows larger and shares those economies with the Fund and its shareholders; (3) other indirect benefits to EWM and its affiliates attributable to its relationship with the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the cost of the services provided and the profits realized by EWM and its affiliates from services rendered to the Fund (the “profitability” of the Fund to EWM); and (6) the expertise of the Independent Directors of the Fund, whether they are fully informed of all facts bearing on EWM’s service and fee, and the extent of care and conscientiousness with which they perform their duties.  In their deliberations, the Directors did not identify any particular factor that was all-important or controlling.

Nature, Extent and Quality of Services to be Provided.  The Directors considered the scope of services to be provided under the Advisory Agreement between the Fund and EWM, noting that EWM will continue to provide investment management services to the Fund which include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by EWM on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Directors considered EWM’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the Fund’s portfolio managers and other key personnel at EWM.  The Directors noted the Fund’s short- and long-term investment performance for the various periods ended December 31, 2012, together with the relative performance of comparable benchmarks and its Lipper peer group.  In this regard, the Directors observed that the Fund’s total return performance exceeded the returns of the S&P 500 Index, the Russell 1000 Index, and its Lipper peer group for the ten-year measurement period but lagged for the one-, three-, and five-year measurement periods.  After discussing EWM’s code of ethics and compliance policies and procedures with EWM management and other key personnel, the Directors concluded that the policies and procedures were reasonably designed to prevent violation of federal securities laws.  The Directors evaluated EWM’s financial condition, noting that it appeared to be sufficiently capitalized to provide high quality services to the Fund, and considered EWM’s history, reputation and

APPROVAL OF THE CONTINUATION OF THE INVESTMENT ADVISORY AGREEMENT  (continued)

resources.  The Directors concluded that EWM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement.  The Directors concluded that they are satisfied with the nature, extent and quality of services provided by EWM to the Fund pursuant to the Advisory Agreement.

Economies of Scale.  The Directors considered whether the Fund would benefit from any economies of scale, noting that the current investment advisory fee for the Fund does not contain breakpoints.  The Board determined that the investment advisory fees are reasonable and appropriate and that breakpoints in the fee schedule are unnecessary based on the current level of the Fund’s assets, particularly since EWM continues to reimburse Fund operating expenses in order to maintain a competitive expense ratio.  After discussion, the Directors determined that the current investment management fee structure was reasonable.

Other Indirect Benefits.  The Board considered any additional benefits to EWM, noting that EWM did not intend to use an affiliated broker-dealer to perform trading for the Fund.  The Board noted that EWM would continue its existing practice, which allows the use of soft dollar arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, and that research services furnished by broker-dealers as a result of such arrangements may be beneficial to EWM and its other clients, as well as the Fund.  The Board also considered that conversely, the Fund may benefit from research services obtained by EWM from the placement of portfolio brokerage of other clients.  The Board also considered that the Fund intended to continue its shareholder servicing agreement with EWM, pursuant to which EWM will be able to compensate certain persons who provide, or offset expenses it incurs in providing, shareholder services, including, among other things, answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  The Board noted that for services provided under the shareholder servicing agreement, EWM would receive fees from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund.  The Board also considered that the Fund may be offered to EWM’s advisory clients who may invest in the Fund which may benefit EWM financially and in other ways.

Comparative Fee and Expense Data.  The Directors considered a comparative analysis of contractual expenses borne by the Fund and those of funds within the Lipper large cap growth fund category that was prepared by EWM, but that included certain data obtained from Lipper.  The Directors noted that the Fund’s investment advisory fee and total expenses were below the average and median investment advisory fees (after fee waivers) and total expenses (after fee waivers and expense reimbursements) reported for its Lipper peer group.  While recognizing that it is difficult to compare investment advisory fees since investment advisory services provided may vary from one investment adviser to another, the Directors concluded that EWM’s investment advisory fee is reasonable.  The Directors noted that EWM continues to reimburse Fund operating expenses in order to maintain a competitive expense ratio.

Cost of Advisory Services and Profitability.  The Directors considered the annual investment advisory fee to be paid by the Fund to EWM in the amount of 0.50% of the Fund’s average annual daily net assets for services to be rendered to the Fund by EWM and its affiliates.  The Directors noted the relatively small size of the Fund and the competitive level of the advisory fee charged by EWM and determined that EWM’s profitability with respect to the Fund was reasonable.  The Directors also noted that EWM expects to subsidize fees and expenses incurred and resulting from the provision of third-party shareholder servicing agreements and distribution services to the Fund.  The Directors also noted that EWM has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its investment advisory fees, in order to ensure that Total Annual Fund Operating Expenses (excluding all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.00% of the Fund’s average daily net assets annually.  In this regard, the Directors also noted that EWM had proposed to extend the terms of the Operating Expenses Limitation Agreement for another year (through April 30, 2014).

Based upon all factors considered, the Board concluded that the overall arrangements between the Fund and EWM set forth in the Advisory Agreement are fair and reasonable in light of the services to be performed, the investment advisory fees to be paid, and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.  The Board, therefore, determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

(This Page Intentionally Left Blank.)

DIRECTORS
Robert P. Morse, Chairman
Laird I. Grant
Susan Suvall

OFFICERS
Robert P. Morse, President
Michael R. Linburn, Executive Vice President
Jian H. Wang, Executive Vice President
Ruth Calaman, Executive Vice President,
  Secretary & Chief Compliance Officer
John Rendinaro,
  Executive Vice President & Treasurer

INVESTMENT ADVISOR
Evercore Wealth Management
55 E. 52nd Street
23rd Floor
New York, New York  10055

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin  53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

THE WALL STREET FUND, INC.
55 E. 52nd Street
23rd Floor
New York, New York  10055
(800) 443-4693
http://www.evercorewealthfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wall Street Fund, Inc.

By (Signature and Title)* /s/ Robert P. Morse
 Robert P. Morse, President

Date     September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
 Robert P. Morse, President

Date     September 5, 2013

By (Signature and Title)* /s/ John J. Rendinaro
 John J. Rendinaro, Treasurer

Date     September 4, 2013

* Print the name and title of each signing officer under his or her signature.